Natural Disasters	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Natural Disasters
NATURAL DISASTERS
Kentucky Hailstorm
On April 28, 2012, a hailstorm caused damage to portions of Louisville, Kentucky including Churchill Downs Racetrack ("Churchill Downs") and its separate training facility known as Trackside Louisville. Both locations sustained damage to their stable areas as well as damages to administrative offices and several other structures. The Company carries property and casualty insurance, subject to a $0.5 million deductible. As of December 31, 2012, the Company has recorded a reduction of property and equipment of $0.6 million. The Company is currently working with its insurance carriers to finalize its claim and received $1.1 million during the year ended December 31, 2012. The Company recognized insurance recoveries, net of losses of $0.5 million during the year ended December 31, 2012. The Company received an additional $0.4 million from its insurance carriers during 2013, and will recognize insurances recoveries, net of losses of $0.4 million as a component of operating income during the three months ended March 31, 2013.
Mississippi River Flooding
As a result of the Mississippi River flooding during 2011, the Company temporarily ceased operations at Harlow’s Casino Resort & Spa (“Harlow’s”) on May 6, 2011, and the Board of Mississippi Levee Commissioners ordered the closure of the Mainline Mississippi River Levee on May 7, 2011. On May 12, 2011, the property sustained damage to its 2,600-seat entertainment center and a portion of its dining facilities. On June 1, 2011, Harlow’s resumed casino operations with temporary dining facilities. During December 2012 and January 2013, the Company completed the renovation and improvement projects, which included a new buffet area, steakhouse, business center, spa facility, fitness center, pool and a multi-purpose event center.
The Company carries flood, property and casualty insurance as well as business interruption insurance subject to a $1.3 million deductible for damages. As of December 31, 2012, the Company has recorded a reduction of property and equipment of $8.5 million and incurred $2.0 million in repair expenditures. During the year ended December 31, 2011, the Company received $3.5 million from its insurance carriers in partial settlement of its claim. This amount has been included as insurance recoveries, summarized below, for the year ended December 31, 2012. In addition, the Company finalized its claim with its insurance carriers and received $12.0 million during the year ended December 31, 2012. The Company recognized insurance recoveries, net of losses, of $5.0 million during the year ended December 31, 2012. The insurance claims for this event have been finalized with the Company's insurance carriers, and it does not expect to receive additional funds or recognize additional income from the claim.
Mississippi Wind Damage
On February 24, 2011, severe storms caused damage to portions of Mississippi, including Greenville, Mississippi, the location of Harlow’s. The Harlow’s property sustained damage to a portion of the hotel, including its roof, furniture and fixtures in approximately 61 hotel rooms and fixtures in other areas of the hotel. The hotel was closed to customers for renovations following the storm damage and reopened during June 2011. The Company carries property and casualty insurance as well as business interruption insurance subject to a $0.1 million deductible for damages. As of December 31, 2012, the Company has recorded a reduction of property and equipment of $1.4 million and incurred $0.4 million in repair expenditures. The Company filed a preliminary claim with its insurance carriers for $1.0 million in damages, which it received during the second quarter of 2011. Approximately $0.4 million of insurance recoveries received were recorded as a reduction of selling, general and administrative expenses against losses related to the interruption of business caused by the wind damage during the year ended December 31, 2011. The Company received an additional $3.4 million from its insurance carriers during the year ended December 31, 2012. The Company recognized insurance recoveries, net of losses, of $1.5 million during the year ended December 31, 2012. The insurance claims for this event have been finalized with the Company's insurance carriers, and it does not expect to receive additional funds or recognize additional income from the claim.
Financial Information
The casualty losses and related insurance proceeds have been included as components of operating income in the Company’s Consolidated Statements of Comprehensive Income. Set forth below is a summary of the impact of the natural disasters on the results of operations of the Company for the years ended December 31, 2012 and 2011, respectively, (in thousands):

Year Ended December 31, 2012
	Casualty Losses	Insurance Recoveries	Insurance Recoveries, Net of Losses
Gaming	$12,331	$(18,856)	$(6,525)
Racing	$644	$(1,125)	$(481)
Total	$12,975	$(19,981)	$(7,006)

Year Ended December 31, 2011
	Casualty Losses	Insurance Recoveries	Insurance Recoveries, Net of Losses
Gaming	$603	$(1,000)	$(397)
Racing	$425	$(1,000)	$(575)
Total	$1,028	$(2,000)	$(972)